EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended								12 Months Ended
	Sep. 14, 2016	Aug. 31, 2016	Aug. 17, 2016	Apr. 05, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 14, 2015
Capital Unit [Line Items]
Cash distribution (in dollars per share)					$ 0.45	$ 0.44	$ 0.43	$ 0.42	$ 0.41	$ 0.39	$ 0.37	$ 0.35	$ 1.74	$ 1.52
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Limited partner interest percentage					44.20%								44.20%
Common Units [Member]
Capital Unit [Line Items]
Common units sold in public offering (in shares)	4,375,000		4,000,000	2,875,000									23,271,174
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Units owned					2,572,944								2,572,944
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Units owned					15,886,553								15,886,553
Torrance Valley Pipeline Company LLC [Member]
Capital Unit [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		50.00%
Noncontrolling Interest in Variable Interest Entity		$ 0
PBF LLC [Member]
Capital Unit [Line Items]
Partnership common units used to fund Acquisition															$ 30,000	$ 30,500
Incentive Cash Distribution Allocation					100.00%								100.00%
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Capital Unit [Line Items]
Limited partner interest percentage					44.20%								44.20%
PBF LLC [Member] | Common Units [Member] | Limited Partner [Member]
Capital Unit [Line Items]
Partnership common units used to fund Acquisition (in shares)														1,288,420	1,210,471
Phantom Unit Award [Member] | Common Units [Member] | Limited Partner [Member]
Capital Unit [Line Items]
Shares, Issued					116,349,000				137,007,000				116,349,000	137,007,000	0